Transactions with Related Parties - Schedule of a Related Party Name and Category (Detail) - Key Management Personnel	6 Months Ended
Jun. 30, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Related party name	Others
Related party category	Key Management Personnel